Financial Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
U.S. dollar / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	$ (466,240)	$ (507,684)
U.S. dollar / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	(16,565)	(18,053)
Euro / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	9,267	(16,671)
Euro / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets and liabilities	$ (11,932)	$ (5,829)